CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2021	¥ 110,456		¥ 6	¥ 93,829	¥ 734	¥ (1,604)	¥ 18,823	¥ (2,111)	¥ 109,677	¥ 779
Balance (in shares) at Dec. 31, 2021 | shares			641,329,557					(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	4,493,648	4,493,648	4,737,273
Issuance of ordinary shares for the exercise of stock options	¥ 179		¥ 0	179					179
Share-based compensation	1,188			1,188					1,188
Appropriations to statutory reserves					91		(91)
Foreign currency translation adjustments	78					78			78
Unrealized securities holding gains (losses)	(1,126)					(1,126)			(1,126)
Less: Amounts reclassified from accumulated other comprehensive loss to net income	884					884			884
Net income/(loss)	1,367						1,403		1,403	(36)
Disposal of shares in subsidiaries	(4)									(4)
Acquisition of additional equity interests of subsidiaries	(3)									(3)
Balance at Dec. 31, 2022	¥ 113,019		¥ 6	95,196	825	(1,768)	20,135	¥ (2,111)	112,283	736
Balance (in shares) at Dec. 31, 2022 | shares			646,066,830					(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	4,590,690	4,590,690	4,787,940
Issuance of ordinary shares for the exercise of stock options	¥ 399		¥ 0	399					399
Share-based compensation	1,834			1,834					1,834
Appropriations to statutory reserves					1,247		(1,247)
Foreign currency translation adjustments	77					77			77
Unrealized securities holding gains (losses)	(817)					(817)			(817)
Less: Amounts reclassified from accumulated other comprehensive loss to net income	108					108			108
Net income/(loss)	10,002						9,918		9,918	84
Repurchasing of ordinary shares (in shares) | shares			(6,765,720)					(6,765,720)
Repurchasing of ordinary shares	(1,617)							¥ (1,617)	(1,617)
Business combination	1									1
Acquisition of additional equity interests of subsidiaries	0			(1)					(1)	1
Balance at Dec. 31, 2023	¥ 123,006		¥ 6	97,428	2,072	(2,400)	28,806	¥ (3,728)	122,184	822
Balance (in shares) at Dec. 31, 2023 | shares			644,089,050					(30,198,688)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	14,954,835	14,954,835	15,146,907
Issuance of ordinary shares for the exercise of stock options	¥ 1,726		¥ 0	1,726					1,726
Conversion of convertible notes (in shares) | shares			15,621
Conversion of convertible notes	6		¥ 0	6					6
Share-based compensation	2,042			2,042					2,042
Appropriations to statutory reserves					622		(622)
Foreign currency translation adjustments	417	$ 57				417			417
Unrealized securities holding gains (losses)	(70)					(70)			(70)
Less: Amounts reclassified from accumulated other comprehensive loss to net income	622					622			622
Net income/(loss)	17,200						17,067		17,067	133
Repurchasing of ordinary shares (in shares) | shares			(5,980,861)					(5,980,861)
Repurchasing of ordinary shares	(2,172)							¥ (2,172)	(2,172)
Business combination	51									51
Acquisition of additional equity interests of subsidiaries	(89)			(15)					(15)	(74)
Balance at Dec. 31, 2024	¥ 142,739	$ 19,555	¥ 6	¥ 101,187	¥ 2,694	¥ (1,431)	¥ 45,251	¥ (5,900)	¥ 141,807	¥ 932
Balance (in shares) at Dec. 31, 2024 | shares			653,270,717					(36,179,549)